Exhibit 99.2

Remittance Dates:
September 21, 2011 through October 20, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 29, 2012
		Remittance Dates:	September 21, 2011 through October 20, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 2,251,292.75	$ 2,239,342.88
2	Small General Service	$0.00460	per kWh	$ 141,059.91	$ 140,761.44
3	General Service	$0.00255	per kWh	$ 859,328.19	$ 858,763.62
4	Large General Service	$0.00147	per kWh	$ 204,995.99	$ 204,961.58
5	Large Industrial Power Service	$0.15389	per kW	$ 119,990.23	$ 119,990.23
6	Interruptible Service	$0.03501	per kW	$ 3,787.60	$ 3,787.60
7	Economic As-Available Service	$0.00012	per kWh	$ 654.72	$ 654.72
8	Standby and Maintenance Service	$0.01606	per kW	$ 7,785.79	$ 7,785.79
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 112,981.01	$ 111,210.81
10	Total			$ 3,701,876.19	$ 3,687,258.67

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,687,258.67
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,687,258.67

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of October 2011.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer

Remittance Dates:
October 21, 2011 through November 18, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 29, 2012
		Remittance Dates:	October 21, 2011 through November 18, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,616,664.33	$ 1,608,083.09
2	Small General Service	$0.00460	per kWh	$ 120,297.41	$ 120,042.86
3	General Service	$0.00255	per kWh	$ 730,612.13	$ 730,132.09
4	Large General Service	$0.00147	per kWh	$ 196,019.63	$ 195,986.70
5	Large Industrial Power Service	$0.15389	per kW	$ 120,396.96	$ 120,396.96
6	Interruptible Service	$0.03501	per kW	$ 3,728.43	$ 3,728.43
7	Economic As-Available Service	$0.00012	per kWh	$ 63.92	$ 63.92
8	Standby and Maintenance Service	$0.01606	per kW	$ 7,785.79	$ 7,785.79
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 113,223.15	$ 111,449.15
10	Total			$ 2,908,791.75	$ 2,897,668.99

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,897,668.99
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,897,668.99

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of November 2011.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer

Remittance Dates:
November 21, 2011 through December 20, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 29, 2012
		Remittance Dates:	November 21, 2011 through December 20, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,177,694.93	$ 1,171,443.73
2	Small General Service	$0.00460	per kWh	$ 101,157.56	$ 100,943.51
3	General Service	$0.00255	per kWh	$ 646,415.61	$ 645,990.92
4	Large General Service	$0.00147	per kWh	$ 179,424.07	$ 179,393.94
5	Large Industrial Power Service	$0.15389	per kW	$ 115,478.19	$ 115,478.19
6	Interruptible Service	$0.03501	per kW	$ 3,660.59	$ 3,660.59
7	Economic As-Available Service	$0.00012	per kWh	$ 11.75	$ 11.75
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,138.58	$ 10,138.58
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 113,337.47	$ 111,561.69
10	Total			$ 2,347,318.75	$ 2,338,622.90

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,338,622.90
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,338,622.90

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of December 2011.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer

Remittance Dates:
December 21, 2011 through January 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 29, 2012
		Remittance Dates:	December 21, 2011 through January 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,278,995.41	$ 1,272,206.50
2	Small General Service	$0.00460	per kWh	$ 102,458.20	$ 102,241.41
3	General Service	$0.00255	per kWh	$ 617,874.99	$ 617,469.05
4	Large General Service	$0.00147	per kWh	$ 177,828.07	$ 177,798.21
5	Large Industrial Power Service	$0.15389	per kW	$ 117,218.54	$ 117,218.54
6	Interruptible Service	$0.03501	per kW	$ 3,426.25	$ 3,426.25
7	Economic As-Available Service	$0.00012	per kWh	$ 1.55	$ 1.55
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,138.58	$ 10,138.58
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 113,904.77	$ 112,120.11
10	Total			$ 2,421,846.36	$ 2,412,620.20

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,412,620.20
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,412,620.20

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of January 2012.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer

Remittance Dates:
January 23, 2012 through February 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 29, 2012
		Remittance Dates:	January 23, 2012 through February 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,535,758.79	$ 1,527,606.98
2	Small General Service	$0.00460	per kWh	$ 116,647.89	$ 116,401.07
3	General Service	$0.00255	per kWh	$ 657,203.13	$ 656,771.37
4	Large General Service	$0.00147	per kWh	$ 177,869.41	$ 177,839.52
5	Large Industrial Power Service	$0.15389	per kW	$ 116,061.60	$ 116,061.60
6	Interruptible Service	$0.03501	per kW	$ 3,234.39	$ 3,234.39
7	Economic As-Available Service	$0.00012	per kWh	$ 32.17	$ 32.17
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,138.58	$ 10,138.58
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 114,083.68	$ 112,296.23
10	Total			$ 2,731,029.64	$ 2,720,381.91

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,720,381.91
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,720,381.91

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February 2012.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer

Remittance Dates:
February 22, 2012 through March 22, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 30, 2011 through June 28, 2012
		Remittance Dates:	February 22, 2012 through March 22, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00329	per kWh	$ 1,232,245.25	$ 1,225,704.48
2	Small General Service	$0.00460	per kWh	$ 100,050.95	$ 99,839.25
3	General Service	$0.00255	per kWh	$ 603,046.82	$ 602,650.63
4	Large General Service	$0.00147	per kWh	$ 181,356.46	$ 181,325.99
5	Large Industrial Power Service	$0.15389	per kW	$ 118,559.89	$ 118,559.89
6	Interruptible Service	$0.03501	per kW	$ 3,468.27	$ 3,468.27
7	Economic As-Available Service	$0.00012	per kWh	$ 0.05	$ 0.05
8	Standby and Maintenance Service	$0.01606	per kW	$ 10,112.20	$ 10,112.20
9	Street and Outdoor Lighting	$0.01719	per kWh	$ 114,373.55	$ 112,581.53
10	Total			$ 2,363,213.44	$ 2,354,242.29

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,354,242.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,354,242.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2012.

ENTERGY TEXAS, INC., as Servicer

By /s/ Frank Williford

Title: Assistant Treasurer